TRAVELERS SERIES FUND INC.

On behalf of

Smith Barney Van Kampen Enterprise Portfolio

Supplement dated December 1, 2004

To the Prospectus dated February 27, 2004, as amended

The table appearing on page 8 of the Prospectus under the section entitled “Management — The Portfolio Manager” is deleted and replaced with the following:

Fund	Portfolio Managers	Business Experience
Van Kampen Enterprise Portfolio	Systematic Strategies Group of Van Kampen Asset Management 1 Parkview Plaza P.O. Box 5555 Oakbrook Terrace, IL 60181-5555

	Sandip Bhagat (team leader) (since 2004) Van Kampen Asset Management	Managing Director, Van Kampen Asset Management

	Feng Chang (since 2004) Van Kampen Asset Management	Executive Director, Van Kampen Asset Management

	Kevin Jung (since 2004) Van Kampen Asset Management	Executive Director, Van Kampen Asset Management

	Leah Modigliani (since 2004) Van Kampen Asset Management	Executive Director, Van Kampen Asset Management

	Hooman Yaghoobi (since 2004) Van Kampen Asset Management	Executive Director, Van Kampen Asset Management

FD